Information about Fund Investments Company and its Subsidiaries Hold under ASC 820 (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Dec. 31, 2011		Mar. 31, 2011
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	¥ 5,239		¥ 10,023
Redemption Frequency (If Currently Eligible)	-		-
Redemption Notice Period	-		-
Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	¥ 5,239	[1]	¥ 10,023	[1]
Redemption Frequency (If Currently Eligible)	Monthly - Quarterly	[1]	Monthly - Quarterly	[1]
Redemption Notice Period	10 days - 45 days	[1]	10 days - 45 days	[1]

[1]	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.